Annual Total Returns - FidelityTotalBondFund-RetailPRO - FidelityTotalBondFund-RetailPRO - Fidelity Total Bond Fund - Fidelity Total Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	5.54%
Annual Return 2015	(0.42%)
Annual Return 2016	5.85%
Annual Return 2017	4.18%
Annual Return 2018	(0.67%)
Annual Return 2019	9.87%
Annual Return 2020	9.34%
Annual Return 2021	(0.09%)
Annual Return 2022	(12.91%)
Annual Return 2023	7.23%